Basis of Presentation and Significant Accounting Policies - Allowance for Doubtful Accounts Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance, beginning of period	$ 1,364	$ 1,586
Add Provision charged to expense	472	379
Recoveries	19	44
Less Charges against allowance	(89)	(645)
Balance, end of period	$ 1,766	$ 1,364